BASIS OF PRESENTATION, LIQUIDITY - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (3,913,000)	$ 4,820,000	$ 6,981,000
Accumulated deficit	1,216,703,000	1,212,790,000
Net cash inflow (used) from operations	(24,147,000)	(26,106,000)	$ 3,838,000
Cash and cash equivalents	34,966,000	57,049,000
Subsidiaries | China
Cash and cash equivalents	3,100,000	$ 8,900,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends	$ 0